Document And Entity Information - USD ($)	12 Months Ended
	Oct. 31, 2015	Jan. 19, 2016	Apr. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	ITUS CORPORATION
Document Type	POS AM
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		8,724,878
Entity Public Float			$ 23,589,150
Amendment Flag	false
Entity Central Index Key	0000715446
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY